Income Taxes - Additional Information (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($) item	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Operating Loss Carryforwards [Line Items]
Taxes incurred	$ (400)	$ (944)	$ (925)	$ (9,971)	$ (11,786)	$ (3,308)	$ 417
Tax rate differential(state and foreign)					5.00%	1.30%	(0.50%)
Number of businesses acquired | item		4	1		4
Deferred tax liabilities					$ 12,200
Income tax benefit (expense)	400	$ 944	$ 925	$ 9,971	11,786	$ 3,308	$ (417)
Cumulative tax loss carryforwards					28,200
Deferred tax benefit					371	241	176
Increase of valuation allowance					28,240	16,457	14,807
Potential deferred tax assets					300
Uncertain tax positions	$ 0		0		256	0	0	$ 0
Uncertain tax positions, accrued interest and penalties					0	0	0
Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Taxes incurred						3,300
Income tax benefit (expense)						(3,300)
Deferred tax liabilities related to land-use rights							8,200
Benefit from amortization						3,100
Cumulative tax loss carryforwards							200
Deferred tax benefit					400
Tax loss carryforwards, subject to expiration					$ 9,100
State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Tax rate differential(state and foreign)					25.00%
Acquisitions In 2021
Operating Loss Carryforwards [Line Items]
Taxes incurred					$ (10,100)
Income tax benefit (expense)					10,100
Timios | Selling, general and administrative expenses
Operating Loss Carryforwards [Line Items]
Taxes incurred					100
Income tax benefit (expense)					(100)
United States - Federal
Operating Loss Carryforwards [Line Items]
Cumulative tax loss carryforwards					191,400	99,300	83,100
Deferred tax benefit					0	0	0
United States - Federal | Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration					3,400
PRC/Hong Kong/Singapore/Malaysia
Operating Loss Carryforwards [Line Items]
Taxes incurred			(600)
Income tax benefit (expense)			$ 600
Cumulative tax loss carryforwards					26,900	24,000	28,300
Deferred tax benefit					371	$ 241	$ 176
PRC/Hong Kong/Singapore/Malaysia | Inland Revenue Malaysia
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration					3,300
PRC/Hong Kong/Singapore/Malaysia | State Administration of Taxation, China
Operating Loss Carryforwards [Line Items]
Tax loss carryforwards, subject to expiration					$ 23,000